Subsequent Events	12 Months Ended
Jun. 30, 2023
Events after reporting period [Abstract]
Subsequent Events	Subsequent events
(a)On 3 July 2023 a payment of US$24 million (R450 million), comprising US$20 million of capital and US$4 million of interest, was made on the US$300 million RCF.

(b)On 29 August 2023, a final dividend of 75 SA cents was declared, paid on 16 October 2023.

(c)On 6 September 2023 a payment of US$32 million (R600 million), comprising US$30 million of capital and US$2 million of interest, was made on the US$300 million RCF.

(d)On 8 September 2023 a payment of US$54 million (R994 million), comprising US$50 million of capital and US$4 million of interest, was made on the US$300 million RCF.